Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 170	$ 219
Loans to customers	30	58
Tax receivable, other than income tax	147	166
Trade and other receivables	303	363
Total, Non-Current	$ 650	$ 807